Organization and Business Activities - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	May 30, 2014	Dec. 31, 2014 Segment Divisions ProductionUnits Plant Country site Facility JointVenture	Jan. 01, 2015 Divisions	Jun. 17, 2014	Dec. 31, 2013	Jun. 17, 2010
Subsidiary, Sale of Stock [Line Items]
Date of incorporation		Jun. 03, 2010
Business acquisition, ownership percentage						100.00%
Description of reverse stock split		1-for-436.69219 reverse split of its issued and outstanding common stock
Authorized common stock after reverse split		50,000,000,000			50,000,000,000
Reverse stock split ratio	0.00229
Cash proceeds from issuance of common stock		$ 198,087
Number of strategic joint ventures		2
Number of manufacturing plants		34
Number of production units		81
Number of sites		26
Number of countries		14
Number of research and development facilities		11
Number of divisions		2
Number of reportable segments		4
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of divisions			2
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued				11,500,000
Price per share				$ 19.00
Shares for underwriters' over-allotment option				1,500,000
Cash proceeds from issuance of common stock				$ 203,200